Cover	Oct. 12, 2021	May 12, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 12, 2021
Entity Registrant Name	BTRS HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38947
Entity Tax Identification Number	83-3780685
Entity Address, Address Line One	1009 Lenox Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code	(609)
Local Phone Number	235-1010
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key		0001774155
Amendment Flag		false
Common Class 1
Document Information [Line Items]
Title of 12(b) Security	Class 1 Common Stock, $0.0001 par value per share
Trading Symbol	BTRS
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class 1 Common Stock at an exercise price of $11.50 per share
Trading Symbol	BTRSW
Security Exchange Name	NASDAQ